Other Payables	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Other Payables
27.	OTHER PAYABLES

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Accrued salary and compensation	$9,482	$9,450
Payables to contractors	1,892	1,779
Accrued compensation to employees and remuneration to directors and supervisors	1,441	1,691
Amounts collected for others	1,279	1,308
Payable on land (Note 16)	—	1,057
Payables to equipment suppliers	296	1,049
Accrued maintenance costs	955	1,040
Accrued franchise fees	1,091	785
Others	6,517	5,829
	$22,953	$23,988